                                                        FILE NUMBER 028-06458


                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2000

                      If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 11th day of August, 2000.



                              By: /s/ William M. Lane
                                 -----------------------------------
                                 William M Lane, Vice President
                                 for The Torray Corporation

June 30, 2000                               Form 13F - The Torray Corporation

                  Item 1                       Item 2        Item 3          Item 4          Item 5                Item 6

                                                                                                                   Invest
                                                Title         CUSIP        Fair Market       Total      ----------------------------
Name of Issuer                                of Class       Number          Value           Shares     (a)Sole  (b)Shared  (c)Other
--------------                                --------       ------     -    ------          ------     -------  ---------  --------
Abbott Laboratories                            common       002824100        142,470,769     3,197,100    X
AT & T Corporation                             common       001957109         42,693,750     1,350,000    X
Bank One Corporation                           common       06423A103         31,165,781     1,173,300    X
Bank of America Corporation                    common       060505104         43,473,000     1,011,000    X
Boston Scientific Corporation                  common       101137107        123,464,250     5,628,000    X
Bristol-Myers Squibb Company                   common       110122108         25,530,975       438,300    X
Carnival Corporation                           common       143658102         33,085,650     1,696,700    X
CarrAmerica Realty Corporation                 common       144418100         44,957,250     1,696,500    X
Citigroup, Inc.                                common       172967101         27,926,960       463,518    X
Clear Channel Communications                   common       184502102         36,735,000       489,800    X
Crown Cork & Seal Co. Inc.                     common       228255105         14,700,000       980,000    X
CSX Corporation                                common       126408103         27,429,338     1,294,600    X
Disney Company, The Walt                       common       254687106         90,239,063     2,325,000    X
Dow Jones & Company                            common       260561105          7,325,000       100,000    X
du Pont de Nemours & Company, E.I.             common       263534109         32,900,000       752,000    X
Emerson Electric Company                       common       291011104         24,210,375       401,000    X
Franklin Resources, Inc.                       common       354613101         51,910,875     1,709,000    X
General Dynamics Corporation                   common       369550108         42,061,250       805,000    X
Hughes Electronics Corporation                 common       370442832        161,109,000     1,836,000    X
Gilette Company                                common       375766102         68,446,056     1,959,100    X
Illinois Tool Works                            common       452308109         91,422,300     1,603,900    X
Int'l Business Machines Corporation            common       459200101         23,227,250       212,000    X
Int'l Flavors & Fragrances                     common       459506101         41,308,575     1,368,400    X
Johnson & Johnson                              common       478160104         26,864,438       263,700    X
Kimberly-Clark Corporation                     common       494368103         52,785,000       920,000    X
Markel Corporation                             common       570535104         35,718,533       252,205    X
Mellon Financial Corporation                   common       585509102         34,280,400       940,800    X
Molex, Inc. Class A                            common       608554200         26,530,000       758,000    X
J.P. Morgan & Company                          common       616880100         87,714,563       796,500    X
PanAmSat Corporation                           common       697933109         59,633,438     1,365,000    X
Proctor & Gmble Company                        common       742718109         32,122,975       561,100    X
Raytheon Company Class A                       common       755111309         54,425,000     2,800,000    X
SLM Holding Corporation                        common       78442A109        106,285,063     2,839,000    X
Tribune Company                                common       896047107         61,771,500     1,764,900    X
Xerox Corporation                              common       984121103         52,000,000     2,600,000    X

                                                                        -----------------
Total                                                                      1,857,923,374
                                                                        =================


                  Item 1                                      Item 7                     Item 8

                                                                                           Voting Authority
                                                                      -----------------------------------------
Name of Issuer                                              Managers      (a) Sole     (b) Shared     (c)None
--------------                                              --------      --------     ----------     -------
Abbott Laboratories                                            All         3,197,100
AT & T Corporation                                             All         1,350,000
Bank One Corporation                                           All         1,173,300
Bank of America Corporation                                    All         1,011,000
Boston Scientific Corporation                                  All         5,628,000
Bristol-Myers Squibb Company                                   All           438,300
Carnival Corporation                                           All         1,696,700
CarrAmerica Realty Corporation                                 All         1,696,500
Citigroup, Inc.                                                All           463,518
Clear Channel Communications                                   All           489,800
Crown Cork & Seal Co. Inc.                                     All           980,000
CSX Corporation                                                All         1,294,600
Disney Company, The Walt                                       All         2,325,000
Dow Jones & Company                                            All           100,000
du Pont de Nemours & Company, E.I.                             All           752,000
Emerson Electric Company                                       All           401,000
Franklin Resources, Inc.                                       All         1,709,000
General Dynamics Corporation                                   All           805,000
Hughes Electronics Corporation                                 All         1,836,000
Gilette Company                                                All         1,959,100
Illinois Tool Works                                            All         1,603,900
Int'l Business Machines Corporation                            All           212,000
Int'l Flavors & Fragrances                                     All         1,368,400
Johnson & Johnson                                              All           263,700
Kimberly-Clark Corporation                                     All           920,000
Markel Corporation                                             All           252,205
Mellon Financial Corporation                                   All           940,800
Molex, Inc. Class A                                            All           758,000
J.P. Morgan & Company                                          All           796,500
PanAmSat Corporation                                           All         1,365,000
Proctor & Gmble Company                                        All           561,100
Raytheon Company Class A                                       All         2,800,000
SLM Holding Corporation                                        All         2,839,000
Tribune Company                                                All         1,764,900
Xerox Corporation                                              All         2,600,000


Total
